Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposits	$ 808,124	$ 764,857
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	142,210
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	274,021
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	391,893
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	764,401	725,849
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	43,723	39,008
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	258,139	252,894
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,185
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	145,592
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	97,362
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	457,284	435,499
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	109,376
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	128,092
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	219,816
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	26,723	20,009
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	17,649
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	337
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	8,737
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	65,978	56,455
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	65,978
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	91,074	84,460
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	549,270	526,186
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,894	12,927
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	107,607	101,141
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,963	5,691
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 41,316	$ 34,452